Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (15,318)	$ (14,652)	$ (16,978)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	332	323	248
Share-based compensation	869	1,310	1,865
Exchange rate changes in cash and cash equivalents and deposit	39	(25)	359
Non-cash short-term interest on deposits		(29)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(118)	(25)	378
Decrease (increase) in inventory	287	582	(902)
Decrease (increase) in prepaid expenses and other receivables	(237)	496	1,050
Decrease in right of use assets	271	182	245
Increase (decrease) in trade payables	730	(212)	(167)
Decrease in lease liabilities	(256)	(191)	(312)
Increase (decrease) in employees and other current liabilities	838	(309)	540
Decrease in other long-term liabilities			(618)
Net cash used in operating activities	(12,563)	(12,550)	(14,292)
Cash flows from investing activities:
Investment in short-term deposits	(1,373)	(500)
Withdrawal of short-term deposits	1,902
Withdrawal of (investment in) restricted deposits	(12)	296
Purchase of property and equipment	(71)	(480)	(891)
Net cash provided by (used in) investing activities	446	(684)	(891)
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance costs	9,187		13,569
Issuance of restricted ordinary shares			6
Exercise of pre-funded warrants			1
Exercise of options to ordinary shares		83	1
Net cash provided by financing activities	9,187	83	13,577
Increase (decrease) in cash and cash equivalents	(2,930)	(13,151)	(1,606)
Cash and cash equivalents beginning of the year	10,533	23,659	25,621
Effect of foreign exchange rate on cash and cash equivalents	(39)	25	(356)
Cash and cash equivalents end of the year	7,564	10,533	23,659
Non-cash activities
Obtaining a right-of-use asset in exchange for a lease liability	$ 116	$ 193